NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2015
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
13.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have terms ranging generally from three to ten years. Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Total minimum lease payments to be received	312,184	233,820	36,096
Initial direct cost	3,963	3,963	612
	316,147	237,783	36,708
Unearned income	(41,360)	(27,878)	(4,304)
Net investment in direct finance leases	274,787	209,905	32,404
Current	143,853	100,988	15,590
Non-current	130,934	108,917	16,814
Total	274,787	209,905	32,404

Net investment in financing leases with carrying value of RMB207,445 and RMB143,440 (US$22,143) were pledged as collaterals for bank borrowings of RMB136,785 and RMB94,248 (US$14,549) as of December 31, 2014 and 2015, respectively (note 17).

Under the sales and leaseback arrangements, the net investment in direct financing lease due from Beijing Nai'ensi Technology Limited (“Nai'ensi”), a related party of the Group (note 24), was RMB31,820 and RMB28,362 (US$4,378) as of December 31, 2014 and 2015 respectively. On April 25, 2016, the Group received a payment commitment signed by both Nai'ensi and Cheng Zheng, the legal representative of Nai'ensi, who also serves as director and principal shareholder of the Group. The commitment includes a strict payment schedule by which Nai'ensi will fully repay by installments the outstanding amount by July 31, 2016 and also stated that the two parties have sufficient non-pledged financial resources to fulfill the payment obligation. The Group subsequently collected RMB9,000 on April 27, 2016.

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$
2016	110,512	21,026
2017	92,059	10,246
2018	12,287	1,897
2019	7,409	1,144
2020	3,675	567
above 5 years	11,841	1,828